Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Total	Share capital [member]	Share premium [member]	Other capital reserve [member]	Translation reserve [member]	Cost of hedging reserve [member]	Hedging reserve [member]	Merger and other reserves [member]	Shared- based payment reserve [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2022	S/ 1,558,061	S/ 236,547	S/ 386,045	S/ 56,314	S/ (190,389)	S/ (15,133)	S/ (16,756)	S/ 699,333	S/ 0	S/ (90,982)	S/ 1,064,979	S/ 493,082
Profit (loss) for the year	(214,344)									(253,921)	(253,921)	39,577
Other comprehensive loss/income for the year	438,011				302,095	28,839	(23,191)	30,470			338,213	99,798
Total comprehensive income (loss) for the year	223,667				302,095	28,839	(23,191)	30,470		(253,921)	84,292	139,375
Transfer to legal reserve				23,468						(23,468)
Contributions from non-controlling Shareholder	16							(1,016)			(1,016)	1,032
Changes of participation NCI in subsidiary					28,360	(7,284)	10,399	283,892			315,367	(315,367)
Shareholder's downstream merger	(2,012)	(227,727)	(386,045)					613,963		(2,203)	(2,012)
Dividend distribution	(6,841)											(6,841)
Equity-settled share-based payment	3,675									3,675	3,675
Total transactions with the owners of the Company	(5,162)	(227,727)	(386,045)	23,468	28,360	(7,284)	10,399	896,839		(21,996)	316,014	(321,176)
Ending balance at Dec. 31, 2023	1,776,566	8,820	0	79,782	140,066	6,422	(29,548)	1,626,642	0	(366,899)	1,465,285	311,281
Profit (loss) for the year	123,958									110,271	110,271	13,687
Other comprehensive loss/income for the year	(405,127)				(391,745)	8,970	(6,946)	2,595			(387,126)	(18,001)
Total comprehensive income (loss) for the year	(281,169)				(391,745)	8,970	(6,946)	2,595		110,271	(276,855)	(4,314)
Issuance of common stock, net of issuance costs	1,206,025	1,112	1,204,913								1,206,025
Transfer to legal reserve				13,230						(13,230)
Capitalization of merger reserve		7,453						(7,453)
Reclassification of shared-based payment reserve									3,675	(3,675)
Changes of participation NCI in subsidiary								183			183	(183)
Issuance of shares		2	3,673						(3,675)
Increase (decrease) through acquisition of subsidiary, equity	(1,217,629)				18,909			(1,076,628)			(1,057,719)	(159,910)
Acquisition of non-controlling interest	(1,217,629)				18,909			(1,076,628)			(1,057,719)	(159,910)
Derecognition of put liability	131,152							131,152			131,152
Dividend distribution	(1,150)											(1,150)
Equity-settled share-based payment	9,145								9,145		9,145
Total transactions with the owners of the Company	127,543	8,567	1,208,586	13,230	18,909			(952,746)	9,145	(16,905)	288,786	(161,243)
Ending balance at Dec. 31, 2024	1,622,940	17,387	1,208,586	93,012	(232,770)	15,392	(36,494)	676,491	9,145	(273,533)	1,477,216	145,724
Profit (loss) for the year	110,900									97,614	97,614	13,286
Other comprehensive loss/income for the year	89,435				84,118	(36,538)	36,494	(1,225)			82,849	6,586
Total comprehensive income (loss) for the year	200,335				84,118	(36,538)	36,494	(1,225)		97,614	180,463	19,872
Transfer to legal reserve				16,696						(16,696)
Issuance of shares		2	1,129						(1,131)
Increase (decrease) through acquisition of subsidiary, equity	(68,111)							(68,111)			(68,111)
Acquisition of non-controlling interest	(68,111)							(68,111)			(68,111)
Equity-settled share-based payment	11,192								11,192		11,192
Total transactions with the owners of the Company	(56,919)	2	1,129	16,696				(68,111)	10,061	(16,696)	(56,919)
Ending balance at Dec. 31, 2025	S/ 1,766,356	S/ 17,389	S/ 1,209,715	S/ 109,708	S/ (148,652)	S/ (21,146)	S/ 0	S/ 607,155	S/ 19,206	S/ (192,615)	S/ 1,600,760	S/ 165,596